Borrowings and Debt Securities - Local Debt Securities and Foreign Debt Securities (Details)
€ in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 AUD ($)
Debt Instrument [Line Items]
Bonds issued		₩ 74,038,770	₩ 64,753,535
Local Debt securities
Debt Instrument [Line Items]
Bonds issued		62,274,472	54,273,577
Less : Discount on debt securities		(52,723)	(46,730)
Less : Current portion of debt securities		(7,432,647)	(7,243,217)
Add : Current portion of discount on debt securities		2,510	2,108
Total		₩ 54,791,612	₩ 46,985,738
Electricity Bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.01.15~ 2021.12.23	2012.01.15~ 2021.12.23
Debt Instrument, Maturity Date, Description		2022.01.05~ 2049.10.24	2022.01.05~ 2049.10.24
Interest rate (%)		1.02~4.20	1.02~4.20
Bonds issued		₩ 34,080,000	₩ 27,810,000
Corporate bonds
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	[1]	2009.10.16~ 2021.11.22	2009.10.16~ 2021.11.22
Debt Instrument, Maturity Date, Description	[1]	2022.01.19~ 2051.11.22	2022.01.19~ 2051.11.22
Interest rate (%)	[1]	0.86~6.00	0.86~6.00
Bonds issued	[1]	₩ 28,194,472	₩ 26,463,577
Foreign Debt securities
Debt Instrument [Line Items]
Bonds issued		11,764,298	10,479,958
Less : Discount on debt securities		(105,407)	(100,770)
Add : Premium on debt securities		1,031	1,366
Less : Current portion of debt securities		(2,220,339)	(1,322,084)
Add : Current portion of discount on debt securities		2,860	1,569
Total		₩ 9,442,443	₩ 9,060,039
FY-96
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1996.04.01~ 1996.12.06	1996.04.01~ 1996.12.06
Debt Instrument, Maturity Date, Description		2026.12.01~ 2096.04.01	2026.12.01~ 2096.04.01
Interest rate (%)		6.00~7.95	6.00~7.95
Bonds issued		₩ 330,400	₩ 303,227	$ 278,701						$ 278,701
FY-97
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		1997.01.31~ 1997.08.04	1997.01.31~ 1997.08.04
Debt Instrument, Maturity Date, Description		2027.02.01~ 2027.08.01	2027.02.01~ 2027.08.01
Interest rate (%)		6.75~7.00	6.75~7.00
Bonds issued		₩ 373,097	₩ 342,412	314,717						314,717
FY-04
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2004.04.23	2004.04.23
Debt Instrument, Maturity Date, Description		2034.04.23	2034.04.23
Interest rate (%)		5.13	5.13
Bonds issued		₩ 340,144	₩ 312,169	286,920						286,920
FY-11
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2011.07.13
Debt Instrument, Maturity Date, Description			2021.07.13
Interest rate (%)			4.75
Bonds issued			₩ 544,000							500,000
FY-12
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2012.09.19	2012.09.19
Debt Instrument, Maturity Date, Description		2022.09.19	2022.09.19
Interest rate (%)		3.00	3.00
Bonds issued		₩ 889,125	₩ 816,000	750,000						750,000
FY-14
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2014.07.30	2014.07.30
Debt Instrument, Maturity Date, Description		2029.07.30	2029.07.30
Interest rate (%)		3.57	3.57
Bonds issued		₩ 118,550	₩ 108,800	100,000						100,000
FY-15
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2015.06.15	2015.06.15
Debt Instrument, Maturity Date, Description		2025.06.15	2025.06.15
Interest rate (%)		3.25	3.25
Bonds issued		₩ 355,650	₩ 326,400	300,000						300,000
FY-16
Debt Instrument [Line Items]
Debt Instrument, Issuance Date			2016.01.21
Debt Instrument, Maturity Date, Description			2021.07.21
Interest rate (%)			2.50
Bonds issued			₩ 326,400							300,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.06.19~ 2017.07.25	2017.06.19~ 2017.07.25
Debt Instrument, Maturity Date, Description		2022.06.19~ 2027.07.25	2022.06.19~ 2027.07.25
Interest rate (%)		2.63~3.13	2.63~3.13
Bonds issued		₩ 948,400	₩ 870,400	800,000						800,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.10.30	2017.10.30
Debt Instrument, Maturity Date, Description		2037.10.30	2037.10.30
Interest rate (%)		1.70	1.70
Bonds issued		₩ 53,694	₩ 53,530		€ 40,000						€ 40,000
FY-17
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2017.11.16	2017.11.16
Debt Instrument, Maturity Date, Description		2037.11.16	2037.11.16
Interest rate (%)		2.36	2.36
Bonds issued		₩ 58,968	₩ 59,747			kr 450,000						kr 450,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.03.13	2018.01.29~ 2018.07.25
Debt Instrument, Maturity Date, Description		2028.03.13	2021.01.29~ 2023.07.25
Interest rate (%)		3.35	3.00~3.88
Bonds issued		₩ 250,850	₩ 1,958,400				$ 1,650,000			1,800,000
FY-18
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2018.06.07~ 2018.07.25	2018.03.13
Debt Instrument, Maturity Date, Description		2023.06.07~ 2023.07.25	2028.03.13
Interest rate (%)		3.75~3.88	3.35
Bonds issued		₩ 1,659,700	₩ 231,578	1,400,000									$ 1,650,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.01.22~ 2019.06.24	2019.01.22~ 2019.06.24
Debt Instrument, Maturity Date, Description		2022.01.22~ 2024.06.24	2022.01.22~ 2024.06.24
Interest rate (%)		2.50~3.38	2.50~3.38
Bonds issued		₩ 948,400	₩ 870,400	800,000						800,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.02.27	2019.02.27
Debt Instrument, Maturity Date, Description		2024.02.27	2024.02.27
Interest rate (%)		0.13	0.13
Bonds issued		₩ 259,494	₩ 246,866					SFr 200,000						SFr 200,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.07.19	2019.07.19
Debt Instrument, Maturity Date, Description		2024.07.19~ 2027.07.19	2024.07.19~ 2027.07.19
Interest rate (%)		0.00~0.05	0.00~0.05
Bonds issued		₩ 389,241	₩ 370,299					SFr 300,000						SFr 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.07.22	2019.07.22
Debt Instrument, Maturity Date, Description		2022.07.22	2022.07.22
Interest rate (%)		2.38	2.38
Bonds issued		₩ 355,650	₩ 326,400	300,000						300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.10.30	2019.10.30
Debt Instrument, Maturity Date, Description		2024.10.30	2024.10.30
Interest rate (%)		3M BBSW+0.97	3M BBSW+0.97
Bonds issued		₩ 257,667	₩ 250,968						$ 300,000						$ 300,000
FY-19
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2019.12.19	2019.12.19
Debt Instrument, Maturity Date, Description		2037.12.31	2037.12.31
Interest rate (%)		3.30~5.70	3.30~5.70
Bonds issued		₩ 440,943	₩ 421,163	371,947						387,098
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.02.03	2020.02.03
Debt Instrument, Maturity Date, Description		2025.02.03	2025.02.03
Interest rate (%)		2.13	2.13
Bonds issued		₩ 355,650	₩ 326,400	300,000						300,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.05.06	2020.06.15
Debt Instrument, Maturity Date, Description		2025.05.06	2025.06.15
Interest rate (%)		1.75	1.13
Bonds issued		₩ 592,750	₩ 544,000	500,000						500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.06.15	2020.05.06
Debt Instrument, Maturity Date, Description		2025.06.15	2025.05.06
Interest rate (%)		1.13	1.75
Bonds issued		₩ 592,750	₩ 544,000	500,000						500,000
FY-20
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2020.08.03	2020.08.03
Debt Instrument, Maturity Date, Description		2026.02.03	2026.02.03
Interest rate (%)		0.61	0.61
Bonds issued		₩ 355,650	₩ 326,399	300,000						$ 300,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2021.01.27
Debt Instrument, Maturity Date, Description		2026.01.27
Interest rate (%)		0.75
Bonds issued		₩ 533,475		450,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2021.04.27
Debt Instrument, Maturity Date, Description		2026.04.27
Interest rate (%)		1.25
Bonds issued		₩ 592,750		500,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2021.08.09
Debt Instrument, Maturity Date, Description		2026.08.09
Interest rate (%)		1.25
Bonds issued		₩ 355,650		300,000
FY-21
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		2021.09.24
Debt Instrument, Maturity Date, Description		2026.09.24
Interest rate (%)		1.13
Bonds issued		₩ 355,650		$ 300,000

[1]	Among the corporate bonds, each holder of Hee mang sunlight Power Co., Ltd.’s private equity bonds, amounting to ￦2,697 million, may exercise the right of early redemption on the 5th year (March 31, 2021) from the date of issuance of the bond and every year on March 31 thereafter, until the year before the redemption date.